Significant accounting policies (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 1,929	₨ 1,710	₨ 2,244
Top of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective	125.00%
Bottom of range [member]
Significant Accounting Policies [Line Items]
Hedge Effectiveness, Percentage at which the hedge considered effective	80.00%